KEMPER
SHORT-INTERMEDIATE
GOVERNMENT FUND

ANNUAL REPORT TO SHAREHOLDERS
FOR THE YEAR ENDED SEPTEMBER 30, 1996

Offering investors the opportunity for high current income and preservation of capital

      " . . .    A reversal of the direction of interest rates during the
               period required active duration management . . ."



                                                        [KEMPER FUNDS LOGO]

CONTENTS

2
At A Glance
2
Terms to Know
3
General
Economic Overview
5
Performance Update
9
Portfolio Statistics
10
Portfolio of
Investments
11
Report of Independent
Auditors
12
Financial Statements
14
Notes to Financial
Statements
18
Financial Highlights

AT A GLANCE

--------------------------------------------------------------------------------
KEMPER SHORT-INTERMEDIATE
GOVERNMENT FUND TOTAL RETURNS
--------------------------------------------------------------------------------
FOR THE YEAR ENDED SEPTEMBER 30, 1996 (UNADJUSTED FOR ANY SALES CHARGE)

                                 [LINE GRAPH]

--------------------------------------------------------------------------------
CLASS A                                         4.25%
CLASS B                                         3.28%
CLASS C                                         3.36%
LIPPER SHORT GOVERNMENT
  FUNDS CATEGORY AVERAGE*                       4.41%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NET ASSET VALUE
--------------------------------------------------------------------------------
                                              AS OF                  AS OF
                                             9/30/96                9/30/95
--------------------------------------------------------------------------------
KEMPER SHORT-INTERMEDIATE
GOVERNMENT FUND CLASS A                       $7.89                 $8.08
--------------------------------------------------------------------------------
KEMPER SHORT-INTERMEDIATE
GOVERNMENT FUND CLASS B                       $7.85                 $8.05
--------------------------------------------------------------------------------
KEMPER SHORT-INTERMEDIATE
GOVERNMENT FUND CLASS C                       $7.86                 $8.06
--------------------------------------------------------------------------------

Returns and rankings are historical and do not represent future performance. Shares are redeemable at current net asset value, which may be more or less than original cost.

*Lipper Analytical Services, Inc. returns and rankings are based upon changes in net asset value with all dividends reinvested and do not include the effect of sales charges and, if they had, results may have been less favorable. Returns and rankings are historical and do not reflect future performance.

--------------------------------------------------------------------------------
KEMPER SHORT-INTERMEDIATE
GOVERNMENT FUND RANKINGS*
--------------------------------------------------------------------------------
COMPARED TO ALL OTHER FUNDS IN THE LIPPER SHORT GOVERNMENT FUNDS CATEGORY

                                         CLASS A      CLASS B      CLASS C
--------------------------------------------------------------------------------
1-YEAR                                   #51 OF       #77 OF       #75 OF
                                        86 FUNDS     86 FUNDS     86 FUNDS
--------------------------------------------------------------------------------
5-YEAR                                    N/A         #30 OF        N/A
                                                     30 FUNDS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
DIVIDEND AND YIELD REVIEW
--------------------------------------------------------------------------------
THE FOLLOWING TABLE SHOWS PER SHARE DIVIDEND AND YIELD INFORMATION FOR THE
FUND AS OF SEPTEMBER 30, 1996.

                    CLASS A     CLASS B     CLASS C
--------------------------------------------------------------------------------
1 YEAR INCOME:      $0.5250     $0.4591     $0.4658
--------------------------------------------------------------------------------
SEPTEMBER
DIVIDEND:           $0.0450     $0.0403     $0.0408
--------------------------------------------------------------------------------
ANNUALIZED
DISTRIBUTION
RATE+:                6.84%       6.16%       6.23%
--------------------------------------------------------------------------------
SEC YIELD+:           5.08%       4.45%       4.57%
--------------------------------------------------------------------------------

+Current annualized distribution rate is the latest monthly dividend shown as an annualized percentage of net asset value on September 30, 1996. Distribution rate simply measures the level of dividends and is not a complete measure of performance. The SEC yield is net investment income per share earned over the month ended September 30, 1996 shown as an annualized percentage of the maximum offering price on that date. The SEC yield is computed in accordance with a standardized method prescribed by the Securities and Exchange Commission.

TERMS TO KNOW

AVERAGE ANNUAL TOTAL RETURN Average annual total return is a fund's total return expressed as an annualized average, adjusted for the maximum sales charge for Class A shares or the applicable contingent deferred sales charge in effect at the end of the period for Class B and C shares.

DURATION Duration is a measure of the interest rate sensitivity of a fixed-income portfolio incorporating time to maturity and coupon size. The larger the duration number, the greater the interest rate risk.

TOTAL RETURN A fund's total return figure measures both the net investment income and any realized and unrealized appreciation or depreciation of the underlying investments in its portfolio for the period, assuming the reinvestment of all dividends. It represents the aggregate percentage or dollar value change over the period.

YIELD A fund's yield is a measure of the net investment income per share earned over a specific one month or 30-day period expressed as a percentage of the maximum offering price of the fund's shares at the end of the period.

GENERAL ECONOMIC OVERVIEW

[TIMBERS PHOTO]

STEPHEN B. TIMBERS IS PRESIDENT, CHIEF INVESTMENT AND EXECUTIVE OFFICER OF ZURICH KEMPER INVESTMENTS, INC. (ZKI). ZKI AND ITS AFFILIATES MANAGE APPROXIMATELY $76 BILLION IN ASSETS, INCLUDING $42 BILLION IN RETAIL
MUTUAL FUNDS. TIMBERS IS A GRADUATE OF YALE UNIVERSITY AND HOLDS AN M.B.A. FROM HARVARD UNIVERSITY.

DEAR SHAREHOLDER:

As we approach the close of 1996, it's remarkable how eventful the year has been and yet, economically, we are essentially where we were one year ago.

     The fundamentals of the economy are remarkably similar today to what they were in 1995. Long-term interest rates are approximately 6.52% compared to 6.29% in November 1995. The economy is growing at a rate of approximately 2.2%. Inflation continues to be well under control, at about 3.0%.

     One significant difference between today and one year ago is that prices of the stocks are on average up 15% to 20%. While price movements were more volatile in 1996 than in the past few years, the patient investor was amply rewarded. The prime element sending the stock market higher was strong positive cash flows. This liquidity in an environment of modestly increasing corporate profits and relatively stable interest rates pushed stocks higher for most of the year.

     This higher stock market has caused many market observers to worry. While we cannot ignore what has happened, we find no reason to be bearish over the long term. The environment is benign to favorable for financial assets. Given steady interest rates, moderate economic growth and continued moderate corporate earnings growth, there are few excesses in the system. In fact, real interest rates are probably too high considering our outlook for inflation, and we may see them decline over time.

     Naturally, we cannot rule out the possibility of a market correction. But, in our belief, the downside would appear to be limited to 5% to 8%, which is the size of a typical correction based on historical data. As we have said in previous outlooks, three elements tend to move the market:

- EARNINGS. We forecast corporate earnings to range between 0% and 5% on average for the Standard & Poor's 500* in 1997 -- not as high as in recent previous years but positive nonetheless.

- INTEREST RATES. Rates should remain stable, and short-term interest rates may even decline.

- LIQUIDITY. Investors, through mutual funds, 401(k)s and qualified contribution plans in particular, continue to create strong demand for securities.

     In order to move the market more than would be expected in a typical decline, one or more of these elements will have to turn negative in 1997, and, while future market conditions cannot be predicted with certainty, we fail to see what would materially change our outlook. Our outlook going forward is that 1997 should be a lot like 1996.

     While the economy continued along a relatively consistent path, the United States took some politically significant steps in 1996. First, of course, President Bill Clinton and a Republican Congress were re-elected by the voters. In the first few days after the general election, especially, investors demonstrated their support for such a balance in our leadership. But of much greater long-term significance is the expressed commitment by both parties to balance the federal budget and address certain entitlement programs. The first year after an election can be a fertile time to accomplish major initiatives, and we are hopeful that progress can be made.

     The future of the Social Security system, which many experts believe will run out of money about 20 years from now, will be a subject in which you can expect Zurich Kemper Investments, Inc. to play a leadership role. The possible solutions for "fixing Social Security" are finite: raise Social Security taxes, reduce benefits, raise the retirement age, change inflation assumptions or pursue a higher rate of return on assets contributed by workers. We believe that a bipartisan solution will be worked out, which will include giving individuals the option of investing a portion of their Social Security contributions in an account earmarked for them. This change is needed to return credibility to the system, which many Americans have lost faith in.

     What to do with Social Security is a debate that spans generations and promises to occupy much attention in the coming years. As we hope to help advance constructive debate, we'll be advocating partial privatization for this federal program while maintaining a safety net for many low-wage earners and providing a seamless transition for seniors near or in retirement.

ECONOMIC OVERVIEW

-------------------------------------------------------------------------------
ECONOMIC GUIDEPOSTS
-------------------------------------------------------------------------------

Economic activity is a key influence on investment performance and shareholder decision-making. Periods of recession or boom, inflation or deflation, credit expansion or credit crunch have a significant impact on mutual fund performance.
  The following are some significant economic guideposts and their investment rationale that may help your investment decision-making. The 10-year Treasury rate and the prime rate are prevailing interest rates. The other data report year-to-year percentage changes.

                                  [BAR GRAPH]



                                Now (10/31/96)        6 Months ago           1 year ago           2 years ago
10-year Treasury rate (1)           6.53                 6.74                   6.04                 7.74
Prime rate (2)                      8.25                 8.25                   8.75                 7.75
Inflation rate (3)                  3                    2.9                    2.6                  2.6
The U.S. dollar (4)                 4.74                 8.94                  -1.05                -5.28
Capital goods orders (5)*           2.24                 7.42                   8.57                15.65
Industrial production (5)           3.5                  2.56                   1.92                 6.77
Employment growth (6)               2.01                 2.07                   1.93                 3.3

1 Falling interest rates in recent years have been a big plus for financial assets.

2  The interest rate that commercial lenders charge their best borrowers.

3 Inflation reduces an investor's real return. In the last five years, inflation has been as high as 6%. The low, moderate inflation of the last few years has meant high real returns.

4 Changes in the exchange value of the dollar impact U.S. exporters and the value of the U.S. firms' foreign profits.

5  These influence corporate profits and equity performance.

6  An influence on family income and retail sales.

*  Data as of September 30, 1996.

SOURCE: ECONOMICS DEPARTMENT, ZURICH KEMPER INVESTMENTS, INC.

  With this letter as an economic backdrop, we encourage you to read the following detailed report of your fund, including an interview with your fund's portfolio management. Thank you for your continued support. We appreciate the opportunity to serve your investment needs.

Sincerely,

/s/ Stephen B. Timbers
----------------------
Stephen B. Timbers
PRESIDENT, CHIEF INVESTMENT AND EXECUTIVE OFFICER
Zurich Kemper Investments, Inc.

November 15, 1996

*THE STANDARD & POOR'S 500 IS AN UNMANAGED INDEX GENERALLY REPRESENTATIVE OF THE
 U.S. STOCK MARKET.

PERFORMANCE UPDATE

[VANDENBERG PHOTO]

RICHARD VANDENBERG JOINED ZURICH KEMPER INVESTMENTS, INC. (ZKI) IN MARCH 1996 AS SENIOR VICE PRESIDENT OF ZKI AND PORTFOLIO CO-MANAGER OF KEMPER
SHORT-INTERMEDIATE GOVERNMENT FUND. VANDENBERG HAS MORE THAN 22 YEARS OF FIXED-INCOME PORTFOLIO MANAGEMENT EXPERIENCE. HE RECEIVED BOTH A BACHELOR'S DEGREE AND AN M.B.A. FROM THE UNIVERSITY OF WISCONSIN.

[KEELEY PHOTO]

MICHELLE KEELEY JOINED ZKI IN 1990. SHE IS FIRST VICE PRESIDENT OF ZKI AND PORTFOLIO CO-MANAGER OF KEMPER SHORT-INTERMEDIATE GOVERNMENT FUND. KEELEY RECEIVED A BACHELOR OF ARTS DEGREE FROM MICHIGAN STATE UNIVERSITY AND A MASTERS IN FINANCE FROM KELLOGG GRADUATE SCHOOL OF MANAGEMENT AT NORTHWESTERN UNIVERSITY.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGERS ONLY THROUGH THE END OF THE PERIOD OF THE REPORT, AS STATED ON THE COVER. THE MANAGERS' VIEWS ARE SUBJECT TO CHANGE AT ANY TIME, BASED ON MARKET AND OTHER CONDITIONS.

PORTFOLIO CO-MANAGERS RICHARD VANDENBERG AND MICHELLE KEELEY DISCUSS THE POSITIONING OF THE FUND DURING A YEAR CHARACTERIZED PRIMARILY BY RISING INTEREST RATES, FEARS OF INFLATION AND STRONGER ECONOMIC GROWTH.

Q. HOW WOULD YOU CHARACTERIZE THE ECONOMIC ENVIRONMENT OVER THE LAST 12 MONTHS, AND HOW DID GOVERNMENT SECURITIES FARE?

A. The investment climate changed dramatically over the past 12 months. At the start of the fiscal year, October 1995, investors were optimistic about the government market. It was expected that the economy would continue to grow slowly, inflation would remain low, and that perhaps the Federal Reserve Board (the Fed) would lower short-term interest rates. (The Fed did move in December 1995 and January 1996, to lower interest rates.) The market was also hopeful that the negotiations then underway in Washington, D.C., would lead to a balanced budget agreement with a solid plan for reducing the federal budget deficit. All of these events were positive for government investments because they supported a slow-growth, benign inflation environment. As a result, market interest rates (yields) of government securities fell and prices increased.

     By February 1996, political and economic events caused investors to re-evaluate this projected slow growth, low inflation path. As a result of this uncertainty, market interest rates rose and prices of government securities began to decline. Most of the adjustment in interest rates occurred in the first quarter of 1996. Yields remained at higher levels throughout the rest of the fiscal period.

Q.   WHAT WERE THE EVENTS THAT CAUSED THE CHANGE IN INTEREST RATE DIRECTION?

A. Initially, the collapse of federal budget negotiations caused market yields to rise. Additionally, columnist Patrick Buchanan's strong early showing in the presidential primaries fueled concern as the market viewed many of his proposals as potentially inflationary. Further, in his testimony before Congress, Fed Chairman Alan Greenspan intimated that the pace of economic growth was gaining momentum. This caused some investors to conclude that another reduction in interest rates was not imminent. These events prompted investors to sell, and interest rates rose.

     However, the most dramatic rise in market rates during the period occurred in early March, when the U.S. Labor Department reported an unanticipated and dramatic increase in employment growth. Many bond investors saw this data as evidence that the economy was gaining momentum, prompting a sell-off in the market. Investors associate more rapid economic growth with higher inflation, and as we know, inflation erodes the value of fixed-income investments. Fears of inflation and a potential rate hike by the Fed impacted the market throughout the rest of the period and rates never moved back to their lower 1995 levels.

PERFORMANCE UPDATE

Q.   WAS THE FUND'S PERFORMANCE IMPACTED BY THE RISING INTEREST RATES?

A. When interest rates rise, the prices of bonds fall. Therefore, the government bond market and Kemper Short-Intermediate Government Fund were both adversely impacted by the upward movement in interest rates that began in early 1996.

     We react to changing interest rates by lengthening or shortening durations of the securities in which we invest. A reversal of the direction of interest rates during the period required active duration management.

     During the first quarter of the fiscal year, we had expected interest rates to decline and had positioned the fund with a longer than average duration. Duration is a measurement of a fund's sensitivity to interest rates. The longer the duration, the more sensitive it is to interest rate changes. Our outlook on rates, however, began to change in January so we reduced the fund's duration believing that yields would not continue their precipitous decline. We reduced duration again in early February, and positioned the fund for a more stable interest rate environment. Unfortunately the employment release in March caused the market to trade down sharply, which hurt the fund's performance -- even with its shortened duration.

     From that point forward we maintained a neutral to defensive duration positioning for the fund. This means that we shortened the portfolio's duration to a length similar to that of the market or shorter. This positioning helped the fund as the market continued to be moved by fears of inflation and a possible rate increase by the Fed.

Q. WHAT TYPES OF ADJUSTMENTS DID YOU MAKE TO THE PORTFOLIO TO ALTER THE FUND'S DURATION?

A. At the start of the period, we altered the fund's duration by increasing our investments in intermediate-term Treasuries (3-10 years to maturity) and decreasing our investments in short-term Treasuries (one to 3 years to maturity). As interest rates were falling, intermediate-term governments represented between 50-55 percent of the fund's portfolio. Conversely, our investment in short-term Treasuries was much lower -- between 33-45 percent of the portfolio. On December 31, the fund's duration was relatively long at 2.7 years. The heavier weighting of intermediate-term Treasuries added both additional income and duration to the fund, which enhanced total return as the market rallied.

     We positioned the fund more defensively in February as rates began to rise. This was accomplished by adding short-term Treasuries and cash equivalent securities, and decreasing longer duration Treasuries, which shortened the fund's duration to 2.3 years. We increased short-term Treasuries to 40 percent from 34 percent of the portfolio and decreased intermediate-term securities to 42 percent.

     In March, the portfolio's duration was trimmed again after the release of the stronger-than-expected employment report. The data was evidence that the economy was gathering momentum, dampening expectations that the Federal Reserve would lower interest rates in the near term. We continued to trim duration by replacing intermediate Treasuries with short-term Treasuries. By June 30, we had cut the fund's duration to a defensive 1.7 years and increased short-term Treasuries and cash equivalents to 82 percent of the fund's holdings. Comparatively, intermediate Treasuries represented only 18 percent of the portfolio, down from a high of 55 percent in October 1995.

     As market yields began to stabilize, we extended the fund's duration to a more market neutral position. This stabilization in the market was the result of tame inflation numbers and economic data that indicated somewhat slower growth.

--------------------------------------------------------------------------------
Kemper Short Intermediate Government Fund Duration in Years
--------------------------------------------------------------------------------
The fund's duration was adjusted throughout the period in response to economic indicators and changes in the direction of interest rates. The graph below charts these duration adjustments.

                                 [LINE GRAPH]


DEC-95                                         2.7
FEB-96                                         2.3
APR-96                                         1.9
JUN-96                                         1.7
AUG-96                                         2

PERFORMANCE UPDATE

Q.   WAS THERE ANY UPSIDE TO THE INCREASE IN INTEREST RATES?

A. The fund's dividend increase in August was a direct result of the higher interest rate environment. Dividend distributions are dependent on the fund's earnings. Therefore, as interest rates rose, yields on the investments we purchased were greater. This generated more income for the fund and a higher dividend.

Q.   DO YOU BELIEVE THAT ECONOMIC GROWTH WILL CONTINUE TO MODERATE?

A. We don't anticipate any significant increases in interest rates from current levels. In fact, given this economic environment and the low level of inflation, rates should remain somewhat stable in the near term. There would need to be a major change in economic fundamentals to move rates drastically one way or another. But at this point, we don't expect that to happen.

PERFORMANCE UPDATE

--------------------------------------------------------------------------------
Average Annual Total Returns*
--------------------------------------------------------------------------------
FOR PERIODS ENDED SEPTEMBER 30, 1996 (ADJUSTED FOR THE MAXIMUM SALES CHARGE)

                                                                          LIFE OF
                                                    1-YEAR     5-YEAR      CLASS
-----------------------------------------------------------------------------------------------------
KEMPER SHORT-INTERMEDIATE GOV'T FUND CLASS A         0.64%       N/A        4.09%     (SINCE 1/10/92)
-----------------------------------------------------------------------------------------------------
KEMPER SHORT-INTERMEDIATE GOV'T FUND CLASS B         0.35       4.40%       5.78       (SINCE 2/1/89)
-----------------------------------------------------------------------------------------------------
KEMPER SHORT-INTERMEDIATE GOV'T FUND CLASS C         3.36        N/A        4.66      (SINCE 5/31/94)
-----------------------------------------------------------------------------------------------------

                                  [Line Graph]

-------------------------------------------------------------------------------
Growth of an assumed $10,000 investment in
Kemper Short-Intermediate Government Fund Class A
from 1/10/92 through 9/30/96
-------------------------------------------------------------------------------

                                              1/10/92       12/31/93        12/31/94       12/31/95     09/30/96
------------------------------------------------------------------------------------------------------------------
KEMPER SHORT-INTERMEDIATE                    $10,000         $10,826          $10,723         $11,930     $12,090
GOVERNMENT FUND CLASS A(1)
------------------------------------------------------------------------------------------------------------------
MERRILL-LYNCH 1-5 GOVERNMENT/GNMA INDEX+     $10,000         $11,437          $11,333         $12,876     $13,189
------------------------------------------------------------------------------------------------------------------
CONSUMER PRICE INDEX ++                      $10,000         $10,573          $10,856         $11,131     $11,443
------------------------------------------------------------------------------------------------------------------

                                  [Line Graph]

--------------------------------------------------------------------------------
Growth of an assumed $10,000 investment in
Kemper Short-Intermediate Government Fund Class B
from 2/1/89 through 9/30/96
--------------------------------------------------------------------------------

                                               2/1/89       12/31/91        12/31/93       12/31/95     09/30/96
------------------------------------------------------------------------------------------------------------------
KEMPER SHORT-INTERMEDIATE                    $10,000         $12,808          $14,115         $15,282     $15,384
GOVERNMENT FUND CLASS B(1)
------------------------------------------------------------------------------------------------------------------
MERRILL-LYNCH 1-5 GOVERNMENT/GNMA INDEX+     $10,000         $14,943          $15,547         $17,664     $18,092
------------------------------------------------------------------------------------------------------------------
CONSUMER PRICE INDEX ++                      $10,000         $11,387          $12,040         $12,675     $13,031
------------------------------------------------------------------------------------------------------------------

                                  [Line Graph]

--------------------------------------------------------------------------------
Growth of an assumed $10,000 investment in
Kemper Short-Intermediate Government Fund Class C
From 5/31/94 through 9/30/96
--------------------------------------------------------------------------------

                                               05/31/94       12/31/94        12/31/95       09/30/96
-------------------------------------------------------------------------------------------------------
KEMPER SHORT-INTERMEDIATE                    $10,000         $10,000          $11,045         $11,124
GOVERNMENT FUND CLASS C(1)
-------------------------------------------------------------------------------------------------------
MERRILL-LYNCH 1-5 GOVERNMENT/GNMA INDEX+     $10,000         $10,093          $11,466         $11,745
-------------------------------------------------------------------------------------------------------
CONSUMER PRICE INDEX ++                      $10,000         $10,149          $10,407         $10,698
-------------------------------------------------------------------------------------------------------


Past performance is not predictive of future performance. Returns and net asset value fluctuate. Shares are redeemable at current net asset value, which may be more or less than original cost.

* Average annual total return measures net investment income and capital gain or loss from portfolio investments, assuming reinvestment of dividends and for Class A shares adjustment for the maximum sales charge of 3.5%, for Class B shares adjustment for the applicable contingent deferred sales charge (CDSC) as follows: 1-year, 3%; 5-year, 1%; since inception, 0% and for C shares no adjustment for sales charge. The maximum B share CDSC is 4%. For C shares purchased on or after 4/1/96 there is a 1% CDSC on certain redemptions within the first year of purchase. During the periods noted, securities prices fluctuated. For additional information, see the Prospectus and Statement of Additional Information and the Financial Highlights at the end of this report.

(1) Performance includes reinvestment of dividends and adjustment for the contingent deferred sales charge in effect at the end of the period. In comparing Kemper Short-Intermediate Government Fund to the Merrill Lynch Mortgage/GNMA Index, you should also note that the fund's performance reflects the maximum sales charge, while no such charges are reflected in the performance of the index.

+ The Merrill Lynch 1-5 Government/GNMA Index, an unmanaged index, is comprised of the universe of 1-5 year Treasuries plus the Merrill Lynch GNMA Index. Source is Bloomberg.

++ The Consumer Price Index is a statistical measure of change, over time, in the prices of goods and services in major expenditure groups for all urban consumers. It is generally considered to be a measure of inflation. Source is Towers Data Systems.

PORTFOLIO STATISTICS

PORTFOLIO COMPOSITION*


----------------------------------------------------------------------------
                                            ON 9/30/96            ON 9/30/95
----------------------------------------------------------------------------
GOVERNMENTS
 SHORT-TERM                                      73%                   43%
----------------------------------------------------------------------------
 INTERMEDIATE-TERM                               25                    51
----------------------------------------------------------------------------
CASH AND EQUIVALENTS                              2                     6
----------------------------------------------------------------------------
                                                100%                  100%

                                  [PIE CHARTS]

YEARS TO MATURITY

----------------------------------------------------------------------------
                                            ON 9/30/96            ON 9/30/95
----------------------------------------------------------------------------
LESS THAN 3                                      75%                   49%
----------------------------------------------------------------------------
3-10                                             25                    51
----------------------------------------------------------------------------
                                                100%                  100%

                                  [PIE CHARTS]

AVERAGE MATURITY

----------------------------------------------------------------------------
                                            ON 9/30/96            ON 9/30/95
----------------------------------------------------------------------------
AVERAGE MATURITY                            2.3 YEARS             2.9 YEARS
----------------------------------------------------------------------------

*Portfolio composition and holdings are subject to change.

PORTFOLIO OF INVESTMENTS

KEMPER SHORT-INTERMEDIATE GOVERNMENT FUND

PORTFOLIO OF INVESTMENTS AT SEPTEMBER 30, 1996
(DOLLARS IN THOUSANDS)

--------------------------------------------------------------------------------------------------------------------
                                                                      COUPON                   PRINCIPAL
U.S. GOVERNMENT OBLIGATIONS                                            RATE       MATURITY      AMOUNT       VALUE
--------------------------------------------------------------------------------------------------------------------
U.S. TREASURY                                                          8.875%       1997        $ 16,000    $ 16,510
NOTES - 97.3%                                                          7.25         1998          10,000      10,162
(Cost: $202,841)                                                       8.125        1998          14,000      14,385
                                                                       8.25         1998          20,000      20,719
                                                                       8.875        1998          20,000      21,066
                                                                       9.00         1998          20,000      20,903
                                                                       9.25         1998          10,000      10,547
                                                                       7.75         1999          12,000      12,480
                                                                       8.875        1999          10,000      10,581
                                                                       9.125        1999          22,000      23,506
                                                                       8.50         2000          15,000      16,113
                                                                       8.75         2000          20,000      21,584
                                           -------------------------------------------------------------------------
                                                                                                             198,556
--------------------------------------------------------------------------------------------------------------------
MORTGAGE-BACKED                            Federal Home Loan          11.25         2010             423         465
SECURITIES--.3%                            Mortgage Corp.
(Cost: $636)
                                           Government National      9.00-9.50     2016-2020          152         162
                                           Mortgage Assoc.
                                           -------------------------------------------------------------------------
                                                                                                                 627
                                           -------------------------------------------------------------------------
                                           TOTAL INVESTMENTS--97.6%
                                           (Cost: $203,477)                                                  199,183
                                           -------------------------------------------------------------------------
                                           CASH AND OTHER ASSETS, LESS LIABILITIES--2.4%                       4,838
                                           -------------------------------------------------------------------------
                                           NET ASSETS--100%                                                 $204,021
                                           -------------------------------------------------------------------------


NOTE TO PORTFOLIO OF INVESTMENTS

Based on the cost of investments of $203,477,000 for federal income tax purposes at September 30, 1996, the gross unrealized appreciation was $34,000, the gross unrealized depreciation was $4,328,000 and the net unrealized depreciation on investments was $4,294,000.

See accompanying Notes to Financial Statements.

REPORT OF INDEPENDENT AUDITORS

THE BOARD OF TRUSTEES AND SHAREHOLDERS
KEMPER SHORT-INTERMEDIATE GOVERNMENT FUND

     We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Kemper Short-Intermediate Government Fund, a series of Kemper Portfolios, as of September 30, 1996, and the related statements of operations for the year then ended, and changes in net assets for the year then ended, the two months ended September 30, 1995 and the year ended July 31, 1995, and the financial highlights for each of the fiscal periods since 1992. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of September 30, 1996, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Kemper Short-Intermediate Government Fund at September 30, 1996, the results of its operations, the changes in its net assets, and the financial highlights for the periods referred to above, in conformity with generally accepted accounting principles.

                                                               ERNST & YOUNG LLP

Chicago, Illinois
November 18, 1996

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
September 30, 1996
(IN THOUSANDS)

-------------------------------------------------------------------------------------------------------
ASSETS
-------------------------------------------------------------------------------------------------------

Investments, at value
(Cost: $203,477)                                                                               $199,183
-------------------------------------------------------------------------------------------------------
Cash                                                                                                885
-------------------------------------------------------------------------------------------------------
Receivable for:
  Fund shares sold                                                                                  303
-------------------------------------------------------------------------------------------------------
  Investments sold                                                                                    7
-------------------------------------------------------------------------------------------------------
  Interest                                                                                        4,488
-------------------------------------------------------------------------------------------------------
    TOTAL ASSETS                                                                                204,866
-------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------
LIABILITIES AND NET ASSETS
-------------------------------------------------------------------------------------------------------

Payable for:
  Fund shares redeemed                                                                              501
-------------------------------------------------------------------------------------------------------
  Management fee                                                                                     95
-------------------------------------------------------------------------------------------------------
  Distribution services fee                                                                         107
-------------------------------------------------------------------------------------------------------
  Administrative services fee                                                                        41
-------------------------------------------------------------------------------------------------------
  Custodian and transfer agent fees and related expenses                                             84
-------------------------------------------------------------------------------------------------------
  Trustees' fees and other                                                                           17
-------------------------------------------------------------------------------------------------------
    Total liabilities                                                                               845
-------------------------------------------------------------------------------------------------------
NET ASSETS                                                                                     $204,021
-------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------
ANALYSIS OF NET ASSETS
-------------------------------------------------------------------------------------------------------

Paid-in capital                                                                                $223,538
-------------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments                                                    (17,576)
-------------------------------------------------------------------------------------------------------
Net unrealized depreciation on investments                                                       (4,294)
-------------------------------------------------------------------------------------------------------
Undistributed net investment income                                                               2,353
-------------------------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO SHARES OUTSTANDING                                                    $204,021
-------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------
THE PRICING OF SHARES
-------------------------------------------------------------------------------------------------------

CLASS A SHARES
  Net asset value and redemption price per share
  ($34,972 divided by 4,434 shares outstanding)                                                   $7.89
-------------------------------------------------------------------------------------------------------
  Maximum offering price per share
  (net asset value, plus 3.63% of net asset value or 3.50% of offering price)                     $8.18
-------------------------------------------------------------------------------------------------------
CLASS B SHARES
  Net asset value and redemption price (subject to contingent deferred sales charge) per
  share ($165,833 divided by 21,117 shares outstanding)                                           $7.85
-------------------------------------------------------------------------------------------------------
CLASS C SHARES
  Net asset value and redemption price (subject to contingent deferred sales charge) per
  share ($3,216 divided by 409 shares outstanding)                                                $7.86
-------------------------------------------------------------------------------------------------------

See accompanying Notes to Financial Statements.

FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS
Year ended September 30, 1996
(IN THOUSANDS)

-------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME
-------------------------------------------------------------------------------------------------------

Interest income                                                                                 $17,433
-------------------------------------------------------------------------------------------------------
Expenses:
  Management fee                                                                                  1,230
-------------------------------------------------------------------------------------------------------
  Distribution services fee                                                                       1,428
-------------------------------------------------------------------------------------------------------
  Administrative services fee                                                                       541
-------------------------------------------------------------------------------------------------------
  Custodian and transfer agent fees and related expenses                                            807
-------------------------------------------------------------------------------------------------------
  Professional fees                                                                                  49
-------------------------------------------------------------------------------------------------------
  Reports to shareholders                                                                            55
-------------------------------------------------------------------------------------------------------
  Trustees' fees and other                                                                           23
-------------------------------------------------------------------------------------------------------
    Total expenses                                                                                4,133
-------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                                            13,300
-------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
-------------------------------------------------------------------------------------------------------

  Net realized gain on sales of investments (including options purchased)                           391
-------------------------------------------------------------------------------------------------------
  Net realized gain from futures transactions                                                       423
-------------------------------------------------------------------------------------------------------
    Net realized gain                                                                               814
-------------------------------------------------------------------------------------------------------
  Change in net unrealized appreciation on investments                                           (6,367)
-------------------------------------------------------------------------------------------------------
Net loss on investments                                                                          (5,553)
-------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                            $ 7,747
-------------------------------------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS

(IN THOUSANDS)

                                                                                                     YEAR
                                                                                    TWO MONTHS       ENDED
                                                                   YEAR ENDED          ENDED         JULY
                                                                  SEPTEMBER 30,    SEPTEMBER 30,      31,
                                                                      1996             1995          1995
-----------------------------------------------------------------------------------------------------------
 OPERATIONS, DIVIDENDS AND CAPITAL SHARE ACTIVITY
-----------------------------------------------------------------------------------------------------------
Net investment income                                             $    13,300           2,335        15,086
-----------------------------------------------------------------------------------------------------------
  Net realized gain (loss)                                                814            (369)       (5,182)
-----------------------------------------------------------------------------------------------------------
  Change in net unrealized appreciation/depreciation                   (6,367)            281         3,921
-----------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                    7,747           2,247        13,825
-----------------------------------------------------------------------------------------------------------
Net equalization charges                                                 (350)            (63)         (249)
-----------------------------------------------------------------------------------------------------------
Distribution from net investment income                               (13,083)         (2,444)      (14,897)
-----------------------------------------------------------------------------------------------------------
Net decrease from capital share transactions                          (29,912)         (6,369)      (19,071)
-----------------------------------------------------------------------------------------------------------
TOTAL DECREASE IN NET ASSETS                                          (35,598)         (6,629)      (20,392)
-----------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------
NET ASSETS
-----------------------------------------------------------------------------------------------------------

Beginning of period                                                   239,619         246,248       266,640
-----------------------------------------------------------------------------------------------------------
END OF PERIOD
(including undistributed net investment income of
$2,353, $2,480, and $2,651, respectively)                           $ 204,021         239,619       246,248
-----------------------------------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
1 DESCRIPTION OF THE FUND    Kemper Short-Intermediate Government Fund is a
                             separate series of Kemper Portfolios, an open-end management investment company organized as a business trust under the laws of Massachusetts. The
                             Fund offers four classes of shares. Class A shares are sold to investors subject to an initial sales charge, Class B shares are sold without an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions. Class B shares automatically convert to Class A shares six years after issuance. Class C shares are sold without an initial sales charge but are subject to higher ongoing expenses than Class A shares and, for shares sold on or after April 1, 1996, a contingent deferred sales charge payable upon certain redemptions within one year of purchase. Class C shares do not convert into another class. Class I shares (none sold through September 30, 1996) are offered to a limited group of investors, are not subject to initial or contingent deferred sales charges and have lower ongoing expenses than other classes. Differences in class expenses will result in the payment of different per share income dividends by class. All shares of the Fund have equal rights with respect to voting, dividends and assets, subject to class specific preferences.

                             In 1995, the Fund changed its fiscal year end for financial reporting and federal income tax purposes from July 31 to September 30.

--------------------------------------------------------------------------------
2    SIGNIFICANT ACCOUNTING  INVESTMENT VALUATION. Investments are stated at
     POLICIES value. Fixed income securities are valued by using market quotations, or independent pricing services that use prices provided by market makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics. Exchange traded fixed income options are valued at the last sale price unless there is no sale price, in which event prices provided by market makers are used. Over-the-counter traded fixed income options are valued based upon prices provided by market makers. Financial futures and options thereon are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Other securities and assets are valued at fair value as determined in good faith by the Board of Trustees.

                             INVESTMENT TRANSACTIONS AND INVESTMENT INCOME. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed). Interest income is recorded on the accrual basis and includes discount amortization on all fixed income securities and premium amortization on mortgage-backed securities. Realized gains and losses from investment transactions are reported on an identified cost basis.

                             FUND SHARE VALUATION. Fund shares are sold and redeemed on a continuous basis at net asset value (plus an initial sales charge on most sales of Class A shares). Proceeds payable on redemption of Class B and Class C shares will be reduced by the amount of any applicable contingent deferred sales charge. On each day the New York Stock Exchange is open for trading, the net asset value per share is determined as of the earlier of 3:00 p.m. Chicago time or the close of the Exchange. The net asset value

NOTES TO FINANCIAL STATEMENTS

                             per share is determined separately for each class by dividing the Fund's net assets attributable to that class by the number of shares of the class outstanding.

                             FEDERAL INCOME TAXES. The Fund has complied with the special provisions of the Internal Revenue Code available to investment companies and therefore no federal income tax provision is required. The accumulated net realized loss on sales of investments for federal income tax purposes at September 30, 1996, amounting to approximately $17,243,000, is available to offset future taxable gains. If not applied, the loss carryover expires during the period 2002 through 2003.

                             DIVIDENDS TO SHAREHOLDERS. The Fund declares and pays dividends of net investment income monthly and any net realized capital gains annually, which are recorded on the ex-dividend date. Dividends are determined in accordance with income tax principles which may treat certain transactions differently from generally accepted accounting principles.

                             EQUALIZATION ACCOUNTING. A portion of proceeds from sales and cost of redemptions of Fund shares is credited or charged to undistributed net investment income so that income per share available for distribution is not affected by sales or redemptions of shares.

--------------------------------------------------------------------------------
3    TRANSACTIONS WITH       MANAGEMENT AGREEMENT. The Fund has a management
     AFFILIATES              agreement with Zurich Kemper Investments, Inc.
                             (ZKI), and pays a management fee at an annual rate of .55% of the first $250 million of average daily net assets declining to .40% of average daily net assets in excess of $12.5 billion. The Fund incurred a management fee of $1,230,000 for the year ended September 30, 1996.

                             UNDERWRITING AND DISTRIBUTION SERVICES AGREEMENT. The Fund has an underwriting and distribution services agreement with Kemper Distributors, Inc.
                             (KDI). Underwriting commissions paid in connection with the distribution of Class A shares are as follows:

                                                                                          COMMISSIONS
                                                                                         ALLOWED BY KDI
                                                               COMMISSIONS       ------------------------------
                                                             RETAINED BY KDI     TO ALL FIRMS     TO AFFILIATES
                                                             ---------------     ------------     -------------
                             Year ended September 30, 1996       $ 9,000            70,000            1,000

                             For services under the distribution services agreement, the Fund pays KDI a fee of .75% of average daily net assets of Class B and Class C shares. Pursuant to the agreement, KDI enters into related selling group agreements with various firms at various rates for sales of Class B and Class C shares. In addition, KDI receives any contingent deferred sales charges from redemptions of Class B and Class C shares. Distribution fees and commissions paid in connection with the sale of Class B and Class C

 NOTES TO FINANCIAL STATEMENTS

                             shares and the CDSC received in connection with the redemption of such shares are as follows:

                                                                                         COMMISSIONS AND
                                                                                        DISTRIBUTION FEES
                                                             DISTRIBUTION FEES             PAID BY KDI
                                                                 AND CDSC         -----------------------------
                                                              RECEIVED BY KDI     TO ALL FIRMS    TO AFFILIATES
                                                             -----------------    ------------    -------------
                             Year ended September 30, 1996      $ 1,915,000          407,000          2,000

                             ADMINISTRATIVE SERVICES AGREEMENT. The Fund has an administrative services agreement with KDI. For providing information and administrative services to shareholders, the Fund pays KDI a fee at an annual rate of up to .25% of average daily net assets of each class. KDI in turn has various agreements with financial services firms that provide these services and pays these firms based on assets of Fund accounts that the firms service. Administrative services fees (ASF) paid are as follows:

                                                                                       ASF PAID BY KDI
                                                               ASF PAID BY      -----------------------------
                                                             THE FUND TO KDI    TO ALL FIRMS    TO AFFILIATES
                                                             ---------------    ------------    -------------
                             Year ended September 30, 1996      $ 541,000          546,000         11,000

                             SHAREHOLDER SERVICES AGREEMENT. Pursuant to a services agreement with the Fund's transfer agent, Kemper Service Company (KSvC) is the shareholder service agent of the Fund. Under the agreement, KSvC received shareholder services fees of $630,000 for the year ended September 30, 1996.

                             OFFICERS AND TRUSTEES. Certain officers or trustees of the Fund are also officers or directors of ZKI. For the year ended September 30, 1996, the Fund made no payments to its officers and incurred trustees' fees of $20,000 to independent trustees.

--------------------------------------------------------------------------------
4    INVESTMENT              For the year ended September 30, 1996, investment
     TRANSACTIONS            transactions (excluding short-term instruments) are
                             as follows (in thousands):

                             Purchases                                  $401,516

                             Proceeds from sales                         430,626

NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
5    CAPITAL SHARE           The following table summarizes the activity in
     TRANSACTIONS            capital shares of the Fund (in thousands):

                                                      YEAR ENDED         TWO MONTHS ENDED         YEAR ENDED
                                                    SEPTEMBER 30,         SEPTEMBER 30,            JULY 31,
                                                         1996                  1995                  1995
                                                  ------------------    ------------------    ------------------
                                                  SHARES     AMOUNT     SHARES     AMOUNT     SHARES     AMOUNT
                             -----------------------------------------------------------------------------------
                              Shares Sold
                             -----------------------------------------------------------------------------------
                              Class A            1,028    $  8,057       401    $  3,200     2,581    $ 20,257
                             -----------------------------------------------------------------------------------
                              Class B            1,851      14,606       353       2,801     4,895      37,726
                             -----------------------------------------------------------------------------------
                              Class C              504       4,060        25         200       460       3,661
                             -----------------------------------------------------------------------------------
                              Shares issued in
                              reinvestment of
                              dividends
                             -----------------------------------------------------------------------------------
                              Class A              215       1,721        33         267       161       1,392
                             -----------------------------------------------------------------------------------
                              Class B              985       7,863       191       1,532     1,224      10,537
                             -----------------------------------------------------------------------------------
                              Class C               21         171         3          21        14         117
                             -----------------------------------------------------------------------------------
                              Shares Redeemed
                             -----------------------------------------------------------------------------------
                              Class A           (1,446)    (11,497)     (251)     (2,007)   (1,561)    (12,311)
                             -----------------------------------------------------------------------------------
                              Class B           (6,528)    (51,573)   (1,527)    (12,161)   (9,966)    (78,456)
                             -----------------------------------------------------------------------------------
                              Class C             (416)     (3,320)      (28)       (222)     (250)     (1,994)
                             -----------------------------------------------------------------------------------
                              Conversion of
                              shares
                             -----------------------------------------------------------------------------------
                              Class A              728       5,828        71         571       571       4,585
                             -----------------------------------------------------------------------------------
                              Class B             (731)     (5,828)      (71)       (571)     (574)     (4,585)
                             -----------------------------------------------------------------------------------
                              NET DECREASE
                              FROM CAPITAL
                              SHARE TRANSACTIONS          $(29,912)             $ (6,369)             $(19,071)
                             -----------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

                                             ----------------------------------------------------------------------
                                                                         CLASS A SHARES
                                             ----------------------------------------------------------------------
                                                                                                         JANUARY 10
                                              YEAR ENDED       TWO MONTHS ENDED  YEAR ENDED JULY 31,         TO
                                             SEPTEMBER 30,      SEPTEMBER 30,   ----------------------    JULY 31,
                                                 1996                1995       1995     1994     1993      1992
-------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
-------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period             $8.08               8.09       8.11     8.63     8.65      8.59
-------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                            .54                .09        .54      .48      .53       .29
-------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss)         (.20)              (.01)      (.03)    (.44)    (.03)      .11
-------------------------------------------------------------------------------------------------------------------
Total from investment operations                   .34                .08        .51      .04      .50       .40
-------------------------------------------------------------------------------------------------------------------
Less dividends:
  Distribution from net investment income          .53                .09        .53      .45      .52       .34
-------------------------------------------------------------------------------------------------------------------
  Distribution from net realized gain               --                 --         --      .11       --        --
-------------------------------------------------------------------------------------------------------------------
Total dividends                                    .53                .09        .53      .56      .52       .34
-------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                   $7.89               8.08       8.09     8.11     8.63      8.65
-------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (NOT ANNUALIZED)                     4.25%              1.00       6.58      .41     6.01      4.87
-------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS (ANNUALIZED)
-------------------------------------------------------------------------------------------------------------------
Expenses                                          1.15%              1.05       1.06     1.06     1.04       .95
-------------------------------------------------------------------------------------------------------------------
Net investment income                             6.65               6.56       6.65     5.85     6.06      7.48
-------------------------------------------------------------------------------------------------------------------

                                             -------------------------------------------------------------------
                                                                         CLASS B SHARES
                                             -------------------------------------------------------------------
                                              YEAR ENDED       TWO MONTHS ENDED       YEAR ENDED JULY 31,
                                             SEPTEMBER 30,      SEPTEMBER 30,   --------------------------------
                                                 1996                1995       1995     1994     1993     1992
----------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
----------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period             $8.05               8.06       8.08     8.61     8.64      8.27
----------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                            .46                .08        .47      .40      .45       .58
----------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss)         (.20)              (.01)      (.03)    (.44)    (.02)      .36
----------------------------------------------------------------------------------------------------------------
Total from investment operations                   .26                .07        .44     (.04)     .43       .94
----------------------------------------------------------------------------------------------------------------
Less dividends:
  Distribution from net investment income          .46                .08        .46      .38      .46       .57
----------------------------------------------------------------------------------------------------------------
  Distribution from net realized gain               --                 --         --      .11       --        --
----------------------------------------------------------------------------------------------------------------
Total dividends                                    .46                .08        .46      .49      .46       .57
----------------------------------------------------------------------------------------------------------------
Net asset value, end of period                   $7.85               8.05       8.06     8.08     8.61      8.64
----------------------------------------------------------------------------------------------------------------
TOTAL RETURN (NOT ANNUALIZED)                     3.28%               .87       5.68     (.48)    5.13     11.76
----------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS (ANNUALIZED)
----------------------------------------------------------------------------------------------------------------
Expenses                                          1.97%              1.91       1.87     1.93     1.87      1.89
----------------------------------------------------------------------------------------------------------------
Net investment income                             5.83               5.70       5.84     4.95     5.23      6.84
----------------------------------------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

                                              ----------------------------------------------------------------------
                                                                          CLASS C SHARES
                                              ----------------------------------------------------------------------
                                               YEAR ENDED       TWO MONTHS ENDED
                                              SEPTEMBER 30,      SEPTEMBER 30,        YEAR ENDED         MAY 31 TO
                                                  1996                1995           JULY 31, 1995     JULY 31, 1994
--------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
--------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $8.06               8.06                8.08              8.09
--------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                             .47                .09                 .47               .07
--------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized loss                 (.20)              (.01)               (.03)             (.01)
--------------------------------------------------------------------------------------------------------------------
Total from investment operations                    .27                .08                 .44               .06
--------------------------------------------------------------------------------------------------------------------
Less distribution from net investment income        .47                .08                 .46               .07
--------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                    $7.86               8.06                8.06              8.08
--------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (NOT ANNUALIZED)                      3.36%              1.00                5.73               .77
--------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS (ANNUALIZED)
--------------------------------------------------------------------------------------------------------------------
Expenses                                           1.85%              1.74                1.78              1.83
--------------------------------------------------------------------------------------------------------------------
Net investment income                              5.95               5.87                5.93              5.54
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA FOR ALL CLASSES
--------------------------------------------------------------------------------------------------------------------------------
                                               YEAR ENDED       TWO MONTHS ENDED                 YEAR ENDED JULY 31,
                                              SEPTEMBER 30,      SEPTEMBER 30,       -------------------------------------------
                                                  1996                1995            1995        1994        1993        1992
Net assets at end of period (in thousands)      $ 204,021            239,619         246,248     266,640     283,249     191,716
--------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (annualized)                  180%               173             597         916         339         120
--------------------------------------------------------------------------------------------------------------------------------

NOTE: Total return does not reflect the effect of any sales charges.

TRUSTEES AND OFFICERS

TRUSTEES                      OFFICERS

STEPHEN B. TIMBERS            J. PATRICK BEIMFORD, JR.     JEROME L. DUFFY
President and Trustee         Vice President               Treasurer

DAVID W. BELIN                CHARLES R. MANZONI, JR.      ELIZABETH C. WERTH
Trustee                       Vice President               Assistant Secretary

LEWIS A. BURNHAM              JOHN E. NEAL
Trustee                       Vice President

DONALD L. DUNAWAY             MICHELLE M. KEELEY
Trustee                       Vice President

ROBERT B. HOFFMAN             FRANK J. RACHWALSKI, JR.
Trustee                       Vice President

DONALD R. JONES               RICHARD L. VANDENBERG
Trustee                       Vice President

DOMINIQUE P. MORAX            PHILIP J. COLLORA
Trustee                       Vice President and
                              Secretary
SHIRLEY D. PETERSON
Trustee

WILLIAM P. SOMMERS
Trustee


--------------------------------------------------------------------------------
LEGAL COUNSEL
                                 VEDDER, PRICE, KAUFMAN & KAMMHOLZ
                                 222 North LaSalle Street
                                 Chicago, IL 60601

--------------------------------------------------------------------------------
SHAREHOLDER SERVICE AGENT        KEMPER SERVICE COMPANY
                                 P.O. Box 419557
                                 Kansas City, MO 64141
                                 1-800-621-1048

--------------------------------------------------------------------------------
CUSTODIAN AND TRANSFER AGENT     INVESTORS FIDUCIARY TRUST COMPANY
                                 127 West 10th Street
                                 Kansas City, MO 64105

--------------------------------------------------------------------------------
INDEPENDENT AUDITORS             ERNST & YOUNG LLP
                                 233 South Wacker Drive
                                 Chicago, IL 60606

--------------------------------------------------------------------------------
INVESTMENT MANAGER               ZURICH KEMPER INVESTMENTS, INC.

PRINCIPAL UNDERWRITER            KEMPER DISTRIBUTORS, INC.
                                 222 South Riverside Plaza Chicago, IL 60606 http://www.kemper.com


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This report is not to be distributed
unless preceded or accompanied by a
Kemper Fixed Income Funds prospectus.

KSIGF - 2 (11/96)                          KEMPER MUTUAL FUNDS LOGO

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                                              Printed in the U.S.A.